Shareholder Report, Holdings (Details) - C000111140	Feb. 28, 2026
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	39.20%
UMBS
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	21.20%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	106.90%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)